FINANCIAL STATEMENTS
Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Years Ended December 31, 2025 and 2024

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Transamerica Financial Life Insurance Company and
Contract Owners of Separate Account VA-5NLNY of TFLIC
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA-5NLNY of TFLIC (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
Allspring VT Discovery SMID Cap Growth Class 2 Shares (1)	LVIP American Century Balanced Standard Class II Shares (2)
Columbia - Small Company Growth Class 1 Shares (1)	LVIP American Century Capital Appreciation Standard Class II Shares (2)
Federated Hermes Fund for U.S. Government Securities II (1)	Schwab Government Money Market (1)
Federated Hermes Managed Volatility II Primary Shares (1)	TA JPMorgan Enhanced Index Initial Class (3)
Invesco V.I. High Yield Series I Shares (1)	VY JPMorgan Emerging Markets Equity (1)
Janus Henderson - Research Institutional Shares (1)
(1)    Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024
(2)    Statements of operations and changes in net assets for the period April 26, 2024 through December 31, 2025
(3)    Statements of operations and changes in net assets for the period May 3, 2024 through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Allspring VT Discovery SMID Cap Growth Class 2 Shares	282.656	$7,352	$7,148	$-	$7,148	47	$153.466733	$153.466733
Columbia - Small Company Growth Class 1 Shares	4,522.071	67,671	67,741	(1)	67,740	588	115.107826	115.107826
Federated Hermes Fund for U.S. Government Securities II	12,395.764	112,109	115,405	(3)	115,402	5,029	22.948837	22.948837
Federated Hermes Managed Volatility II Primary Shares	4,567.808	45,512	47,505	(1)	47,504	32,857	1.445784	1.445784
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-	42.551879	42.551879
Janus Henderson - Research Institutional Shares	5,601.285	216,786	363,523	3	363,526	2,063	176.181357	176.181357
LVIP American Century Balanced Standard Class II Shares	-	-	-	-	-	-	11.813594	11.813594
LVIP American Century Capital Appreciation Standard Class II Shares	4,028.929	61,153	61,079	(1)	61,078	5,000	12.216134	12.216134
Schwab Government Money Market	5,358.250	5,358	5,358	(4)	5,354	3,375	1.586593	1.586593
TA JPMorgan Enhanced Index Initial Class	1,189.008	31,238	34,755	(1)	34,754	25,965	1.338492	1.338492
VY JPMorgan Emerging Markets Equity	10,961.133	172,667	151,154	(464)	150,690	47,549	3.169141	3.169141

See accompanying notes

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Allspring VT Discovery SMID Cap Growth Class 2 Shares	Columbia - Small Company Growth Class 1 Shares	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility II Primary Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 8,849	$ 55,483	$ 1,919	$ 42,704

Investment Income:
Reinvested Dividends	-	1,443	67	1,007
Investment Expense:
Mortality and Expense Risk and Administrative Charges	83	532	26	395
Net Investment Income (Loss)	(83)	911	41	612

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(6)	(113)	(2)	(28)
Net Realized Capital Gains (Losses) on Investments	(6)	(113)	(2)	(28)
Net Change in Unrealized Appreciation (Depreciation)	1,604	11,997	301	5,641
Net Gain (Loss) on Investment	1,598	11,884	299	5,613

Net Increase (Decrease) in Net Assets Resulting from Operations	1,515	12,795	340	6,225

Increase (Decrease) in Net Assets from Contract Transactions	1	-	106,713	(1)

Total Increase (Decrease) in Net Assets	1,516	12,795	107,053	6,224

Net Assets as of December 31, 2024:	$ 10,365	$ 68,278	$ 108,972	$ 48,928

Investment Income:
Reinvested Dividends	-	-	4,350	1,404
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87	532	951	399
Net Investment Income (Loss)	(87)	(532)	3,399	1,005

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	75	7,674	-	857
Realized Gain (Loss) on Investments	(156)	(2,867)	(95)	(318)
Net Realized Capital Gains (Losses) on Investments	(81)	4,807	(95)	539
Net Change in Unrealized Appreciation (Depreciation)	765	6,368	3,126	1,143
Net Gain (Loss) on Investment	684	11,175	3,031	1,682

Net Increase (Decrease) in Net Assets Resulting from Operations	597	10,643	6,430	2,687

Increase (Decrease) in Net Assets from Contract Transactions	(3,814)	(11,181)	-	(4,111)

Total Increase (Decrease) in Net Assets	(3,217)	(538)	6,430	(1,424)

Net Assets as of December 31, 2025:	$ 7,148	$ 67,740	$ 115,402	$ 47,504
See Accompanying Notes
.(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Invesco V.I. High Yield Series I Shares	Janus Henderson - Research Institutional Shares	LVIP American Century Balanced Standard Class II Shares	LVIP American Century Capital Appreciation Standard Class II Shares
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Net Assets as of December 31, 2023:	$ -	$ 245,722	$ -	$ -

Investment Income:
Reinvested Dividends	-	88	1,687	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	2,516	631	324
Net Investment Income (Loss)	-	(2,428)	1,056	(324)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	8,380	-	1,590
Realized Gain (Loss) on Investments	-	1,034	8,059	21
Net Realized Capital Gains (Losses) on Investments	-	9,414	8,059	1,611
Net Change in Unrealized Appreciation (Depreciation)	-	76,968	329	6,512
Net Gain (Loss) on Investment	-	86,382	8,388	8,123

Net Increase (Decrease) in Net Assets Resulting from Operations	-	83,954	9,444	7,799

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(2,255)	52,589

Total Increase (Decrease) in Net Assets	-	83,954	7,189	60,388

Net Assets as of December 31, 2024:	$ -	$ 329,676	$ 7,189	$ 60,388

Investment Income:
Reinvested Dividends	-	405	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	2,871	21	534
Net Investment Income (Loss)	-	(2,466)	(21)	(534)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	24,896	-	10,301
Realized Gain (Loss) on Investments	-	16,099	185	415
Net Realized Capital Gains (Losses) on Investments	-	40,995	185	10,716
Net Change in Unrealized Appreciation (Depreciation)	-	15,551	(329)	(6,586)
Net Gain (Loss) on Investment	-	56,546	(144)	4,130

Net Increase (Decrease) in Net Assets Resulting from Operations	-	54,080	(165)	3,596

Increase (Decrease) in Net Assets from Contract Transactions	-	(20,230)	(7,024)	(2,906)

Total Increase (Decrease) in Net Assets	-	33,850	(7,189)	690

Net Assets as of December 31, 2025:	$ -	$ 363,526	$ -	$ 61,078
See Accompanying Notes
.(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Schwab Government Money Market	TA JPMorgan Enhanced Index Initial Class	VY JPMorgan Emerging Markets Equity
	Subaccount	Subaccount(1)	Subaccount

Net Assets as of December 31, 2023:	$ 22,809	$ -	$ 113,433

Investment Income:
Reinvested Dividends	1,150	247	1,229
Investment Expense:
Mortality and Expense Risk and Administrative Charges	198	216	992
Net Investment Income (Loss)	952	31	237

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,219	-
Realized Gain (Loss) on Investments	-	16	(364)
Net Realized Capital Gains (Losses) on Investments	-	1,235	(364)
Net Change in Unrealized Appreciation (Depreciation)	-	3,539	1,575
Net Gain (Loss) on Investment	-	4,774	1,211

Net Increase (Decrease) in Net Assets Resulting from Operations	952	4,805	1,448

Increase (Decrease) in Net Assets from Contract Transactions	-	35,186	(1)

Total Increase (Decrease) in Net Assets	952	39,991	1,447

Net Assets as of December 31, 2024:	$ 23,761	$ 39,991	$ 114,880

Investment Income:
Reinvested Dividends	1,139	224	1,264
Investment Expense:
Mortality and Expense Risk and Administrative Charges	236	297	1,106
Net Investment Income (Loss)	903	(73)	158

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,747	29,267
Realized Gain (Loss) on Investments	-	699	(1,782)
Net Realized Capital Gains (Losses) on Investments	-	4,446	27,485
Net Change in Unrealized Appreciation (Depreciation)	-	(22)	13,986
Net Gain (Loss) on Investment	-	4,424	41,471

Net Increase (Decrease) in Net Assets Resulting from Operations	903	4,351	41,629

Increase (Decrease) in Net Assets from Contract Transactions	(19,310)	(9,588)	(5,819)

Total Increase (Decrease) in Net Assets	(18,407)	(5,237)	35,810

Net Assets as of December 31, 2025:	$ 5,354	$ 34,754	$ 150,690
See Accompanying Notes
.(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA-5NLNY of TFLIC (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Distinct Assets℠ Variable Annuity (NY).

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Allspring Variable Trust:	Allspring Variable Trust:
Allspring VT Discovery SMID Cap Growth Class 2 Shares	Allspring VT Discovery SMID Cap Growth Fund Class 2 Shares
Columbia Funds Variable Insurance Trust:	Columbia Funds Variable Insurance Trust:
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Fund Class 1 Shares
Federated Insurance Series:	Federated Insurance Series:
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Primary Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Research Institutional Shares	Janus Henderson - Research Portfolio Institutional Shares
Lincoln Variable Insurance Products:	Lincoln Variable Insurance Products:
LVIP American Century Balanced Standard Class II Shares	LVIP American Century Balanced Standard Fund Class II Shares
LVIP American Century Capital Appreciation Standard Class II Shares	LVIP American Century Capital Appreciation Standard Fund Class II Shares
Schwab Annuity Portfolios:	Schwab Annuity Portfolios:
Schwab Government Money Market	Schwab Government Money Market Portfolio
Transamerica Series Trust:	Transamerica Series Trust:
TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Initial Class
Voya Investors Trust:	Voya Investors Trust:
VY JPMorgan Emerging Markets Equity	VY JPMorgan Emerging Markets Equity Portfolio

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
TA JPMorgan Enhanced Index Initial Class	May 3, 2024
LVIP American Century Balanced Standard Class II Shares	April 26, 2024
LVIP American Century Capital Appreciation Standard Class II Shares	April 26, 2024

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.
Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy
The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.
There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
Allspring VT Discovery SMID Cap Growth Class 2 Shares	$7,428	$11,252
Columbia - Small Company Growth Class 1 Shares	7,674	11,712
Federated Hermes Fund for U.S. Government Securities II	4,350	951
Federated Hermes Managed Volatility II Primary Shares	4,328	6,576
Invesco V.I. High Yield Series I Shares	-	-
Janus Henderson - Research Institutional Shares	34,850	32,651
LVIP American Century Balanced Standard Class II Shares	-	7,045
LVIP American Century Capital Appreciation Standard Class II Shares	15,904	9,043
Schwab Government Money Market	54,387	72,794
TA JPMorgan Enhanced Index Initial Class	3,971	9,885
VY JPMorgan Emerging Markets Equity	30,988	6,920

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Allspring VT Discovery SMID Cap Growth Class 2 Shares	47	(71)	(24)	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	(128)	(128)	-	-	-
Federated Hermes Fund for U.S. Government Securities II	-	-	-	4,940	1	4,941
Federated Hermes Managed Volatility II Primary Shares	1,419	(4,480)	(3,061)	-	-	-
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-
Janus Henderson - Research Institutional Shares	54	(188)	(134)	-	-	-
LVIP American Century Balanced Standard Class II Shares	-	(661)	(661)	10,393	(9,732)	661
LVIP American Century Capital Appreciation Standard Class II Shares	449	(680)	(231)	5,231	-	5,231
Schwab Government Money Market	34,230	(46,315)	(12,085)	8	(8)	-
TA JPMorgan Enhanced Index Initial Class	-	(8,465)	(8,465)	34,430	-	34,430
VY JPMorgan Emerging Markets Equity	145	(2,431)	(2,286)	-	-	-

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Allspring VT Discovery SMID Cap Growth Class 2 Shares	$7,353	$(11,167)	$(3,814)	$-	$1	$1
Columbia - Small Company Growth Class 1 Shares	-	(11,181)	(11,181)	-	-	-
Federated Hermes Fund for U.S. Government Securities II	-	-	-	106,714	(1)	106,713
Federated Hermes Managed Volatility II Primary Shares	2,066	(6,177)	(4,111)	-	(1)	(1)
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-
Janus Henderson - Research Institutional Shares	9,558	(29,788)	(20,230)	-	-	-
LVIP American Century Balanced Standard Class II Shares	-	(7,024)	(7,024)	104,460	(106,715)	(2,255)
LVIP American Century Capital Appreciation Standard Class II Shares	5,605	(8,511)	(2,906)	52,590	(1)	52,589
Schwab Government Money Market	53,253	(72,563)	(19,310)	12	(12)	-
TA JPMorgan Enhanced Index Initial Class	-	(9,588)	(9,588)	35,186	-	35,186
VY JPMorgan Emerging Markets Equity	460	(6,279)	(5,819)	-	(1)	(1)

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Allspring VT Discovery SMID Cap Growth Class 2 Shares
12/31/2025	47	$153.47	to	$153.47	$ 7,148	-%	0.85%	to	0.85%	4.50%	to	4.50%
12/31/2024	71	146.86	to	146.86	10,365	-	0.85	to	0.85	17.13	to	17.13
12/31/2023	71	125.38	to	125.38	8,849	-	0.85	to	0.85	19.13	to	19.13
12/31/2022	71	105.24	to	105.24	7,428	-	0.85	to	0.85	(38.37)	to	(38.37)
12/31/2021	71	170.77	to	170.77	12,052	-	0.85	to	0.85	(5.84)	to	(5.84)
Columbia - Small Company Growth Class 1 Shares
12/31/2025	588	115.11	to	115.11	67,740	-	0.85	to	0.85	20.66	to	20.66
12/31/2024	716	95.40	to	95.40	68,278	2.31	0.85	to	0.85	23.06	to	23.06
12/31/2023	716	77.52	to	77.52	55,483	-	0.85	to	0.85	25.57	to	25.57
12/31/2022	716	61.74	to	61.74	44,186	-	0.85	to	0.85	(36.31)	to	(36.31)
12/31/2021	1,105	96.93	to	96.93	107,120	-	0.85	to	0.85	(3.72)	to	(3.72)
Federated Hermes Fund for U.S. Government Securities II
12/31/2025	5,029	22.95	to	22.95	115,402	3.87	0.85	to	0.85	5.90	to	5.90
12/31/2024	5,029	21.67	to	21.67	108,972	2.11	0.85	to	0.85	(0.27)	to	(0.27)
12/31/2023	88	21.73	to	21.73	1,919	2.50	0.85	to	0.85	3.31	to	3.31
12/31/2022	88	21.03	to	21.03	1,857	2.20	0.85	to	0.85	(13.28)	to	(13.28)
12/31/2021	10,647	24.25	to	24.25	258,237	2.02	0.85	to	0.85	(2.87)	to	(2.87)
Federated Hermes Managed Volatility II Primary Shares
12/31/2025	32,857	1.45	to	1.45	47,504	2.98	0.85	to	0.85	6.13	to	6.13
12/31/2024	35,918	1.36	to	1.36	48,928	2.17	0.85	to	0.85	14.58	to	14.58
12/31/2023	35,918	1.19	to	1.19	42,704	1.85	0.85	to	0.85	7.77	to	7.77
12/31/2022	35,918	1.10	to	1.10	39,626	1.86	0.85	to	0.85	(14.48)	to	(14.48)
12/31/2021	35,918	1.29	to	1.29	46,335	2.18	0.85	to	0.85	17.51	to	17.51
Invesco V.I. High Yield Series I Shares
12/31/2025	-	42.55	to	42.55	-	-	0.85	to	0.85	5.83	to	5.83
12/31/2024	-	40.21	to	40.21	-	-	0.85	to	0.85	6.82	to	6.82
12/31/2023	-	37.64	to	37.64	-	-	0.85	to	0.85	9.25	to	9.25
12/31/2022	-	34.46	to	34.46	-	-	0.85	to	0.85	(10.32)	to	(10.32)
12/31/2021	-	38.42	to	38.42	-	-	0.85	to	0.85	3.50	to	3.50
Janus Henderson - Research Institutional Shares
12/31/2025	2,063	176.18	to	176.18	363,526	0.12	0.85	to	0.85	17.39	to	17.39
12/31/2024	2,197	150.08	to	150.08	329,676	0.03	0.85	to	0.85	34.17	to	34.17
12/31/2023	2,197	111.86	to	111.86	245,722	0.14	0.85	to	0.85	41.97	to	41.97
12/31/2022	2,197	78.79	to	78.79	173,083	0.71	0.85	to	0.85	(30.48)	to	(30.48)
12/31/2021	2,197	113.34	to	113.34	248,970	0.10	0.85	to	0.85	19.32	to	19.32
LVIP American Century Balanced Standard Class II Shares
12/31/2025	-	11.81	to	11.81	-	-	0.85	to	0.85	8.69	to	8.69
12/31/2024(1)	661	10.87	to	10.87	7,189	1.56	0.85	to	0.85	-	to	-
LVIP American Century Capital Appreciation Standard Class II Shares
12/31/2025	5,000	12.22	to	12.22	61,078	-	0.85	to	0.85	5.82	to	5.82
12/31/2024(1)	5,231	11.54	to	11.54	60,388	-	0.85	to	0.85	-	to	-
Schwab Government Money Market
12/31/2025	3,375	1.59	to	1.59	5,354	4.14	0.85	to	0.85	3.23	to	3.23
12/31/2024	15,460	1.54	to	1.54	23,761	4.95	0.85	to	0.85	4.17	to	4.17
12/31/2023	15,460	1.48	to	1.48	22,809	4.78	0.85	to	0.85	4.00	to	4.00
12/31/2022	15,460	1.42	to	1.42	21,931	1.44	0.85	to	0.85	0.60	to	0.60
12/31/2021	15,460	1.41	to	1.41	21,801	0.06	0.85	to	0.85	(0.78)	to	(0.78)

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA JPMorgan Enhanced Index Initial Class
	12/31/2025	25,965	$1.34	to	$1.34	$ 34,754	0.64%	0.85%	to	0.85%	15.24%	to	15.24%
	12/31/2024(1)	34,430	1.16	to	1.16	39,991	0.65	0.85	to	0.85	-	to	-
VY JPMorgan Emerging Markets Equity
	12/31/2025	47,549	3.17	to	3.17	150,690	0.97	0.85	to	0.85	37.48	to	37.48
	12/31/2024	49,835	2.31	to	2.31	114,880	1.05	0.85	to	0.85	1.28	to	1.28
	12/31/2023	49,835	2.28	to	2.28	113,433	1.95	0.85	to	0.85	5.91	to	5.91
	12/31/2022	49,835	2.15	to	2.15	107,101	-	0.85	to	0.85	(26.52)	to	(26.52)
	12/31/2021	55,645	2.92	to	2.92	162,741	-	0.85	to	0.85	(10.60)	to	(10.60)
(1)	See Footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.70% is deducted from the unit values of the subaccounts of the Separate Account for TFLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.
7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC's products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.
Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company
Separate Account VA-5NLNY of TFLIC
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.